Major Class of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Inventory [Line Items]
Raw material and supplies	$ 213,981	$ 185,590
Finished goods	399,663	363,090
Total Inventory	$ 613,644	$ 548,680